Leases - Summary of Maturity Analysis for Finance Lease Receivables (Detail) ₩ in Millions	Dec. 31, 2023 KRW (₩)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments	₩ 17,286
Unrealized finance income	360
Net investment in the lease	16,926
Less than 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments	11,499
1 year ~ 2 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments	3,306
2 year ~ 3 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments	1,517
3 year ~ 4 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments	693
4 year ~ 5 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments	₩ 271